Note 5 - Long-term Debt (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Jun. 15, 2018
Limited Dividends Percentage Loans to Profits	60.00%
Restricted Cash, Total	$ 5,715,250		$ 5,717,063
Interest Expense, Total	$ 710,649	$ 639,996
Debt Instrument, Interest Rate During Period	6.80%
Vessel Profit Participation Liability, Current	$ 1,067,500
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member]
Percent Shared With Bank in Excess of Fair Market Value				35.00%
Vessel Profit Participation Liability, Current	$ 1,067,500		$ 1,067,500
Percent of Cash Flow After Debt Service Set Aside	35.00%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument Variable Interest Rate	2.63%
Debt Instrument, Basis Spread on Variable Rate	4.17%